Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Abstract] [Standard Label]
Depreciation expense	$ 242,230	$ 337,402